Securities (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 213	$ 161
Debt Securities Held Net of allowance	406,777	341,804
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	342,774	268,939
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	64,003	72,865
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	2,345	146
Gain (loss) on sale of equity securities measured at fair value	224	15
Dividend Income recognized	$ 14	$ 2